Assets Held for Sale (Tables)	12 Months Ended
Jun. 30, 2026
Assets Held for Sale [Abstract]
Major cases of assets and liabilities classified as held for sale
Consequently, the Group’s interest in Ewoyaa has been reclassified as held for sale at 30 June 2026 and is presented separately in the Consolidated Statement of Financial Position. The major classes of assets and liabilities classified as held for sale are as follows:

	2026 $'000	2025 $’000
Assets
Advances to affiliates	18,334	–
Total assets held for sale	18,334	–
Net assets held for sale	18,334	–

Cash flow Associated with Interest in Subsidiary	The cash flows associated with the Group’s interest in Ewoyaa are as follows:
	2026 $’000	2025 $’000	2024 $’000
Net cash flows from /(used in) investment activities	(1,397)	–	–